Stockholders’ Equity (Details Narrative) - USD ($)										1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 02, 2021	May 25, 2021	Jan. 02, 2020	Dec. 11, 2019	Aug. 23, 2019	Aug. 23, 2019	Jun. 14, 2019	Jan. 02, 2019	Jan. 04, 2018	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2020	Dec. 15, 2020	Oct. 26, 2020	Sep. 10, 2019	Oct. 18, 2018	Aug. 23, 2018	Aug. 03, 2018	Jun. 15, 2018	Oct. 19, 2017	Dec. 19, 2016	Nov. 04, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock authorized											1,000,000,000		1,000,000,000	1,000,000,000	100,000,000
Common stock par value											$ 0.01		$ 0.01	$ 0.01
Proceeds from Issuance of Private Placement											$ 20,005,000
Legal Fees													$ 323,137	$ 202,382
Common stock, price per share													$ 0.60
Hub Pages Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value					$ 2.50	$ 2.50
Number of shares issued during period, shares						2,400,000
Restricted stock vesting description						The true-up provision was settled on May 31, 2019 (as further described in Note 22). The true-up period, in general, was 13 months after the consummation of the merger until 90 days following completion of vesting, or July 30, 2021. The restricted stock awards were fair valued upon issuance by an independent appraisal firm
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Price Per Share																$ 4
Forfeited vested restricted stock including tax withholding													1,146,811	1,227,512
Forfeited vested restricted stock													399,998	825,000
Restricted stock awards for common shares													12,312,417	12,312,417
Forfeited vested restricted stock tax withholding													746,813	402,512
Restricted Stock [Member] | Hub Pages Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock awards for common shares					2,399,997
Say Media, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period, shares								5,067,167					2,857,357	1,188,880
Remaining shares to be issued													1,020,930
Say Media, Inc. [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock awards for common shares				2,000,000
Restricted stock vesting description				the Say Media merger, to remove certain repurchase rights, such that they will vest six equal installments at four-month intervals on the twelfth of each month, starting on December 12, 2019, with the final vesting date on August 12, 2021. Compensation expense is recognized over the vesting period of the awards
MDB Capital Group LLC [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares sold									60,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate intrinsic value											$ 102,698
Common stock, price per share											$ 0.38
MDB Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																									$ 0.20
Warrant outstanding													507,055												327,490
MDB Warrants [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price									$ 2.50														$ 1.15
Warrant to purchase common stock									60,000														119,565
Warrant expiration term																							5 years
L2 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																					$ 0.50
Warrant to purchase common stock																		539,331			640,405
Strome Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period, shares										539,331
Warrant exercise price										$ 0.80
Number of warrant exercised under cashless exercise										1,066,963
Financing Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price													$ 0.60
Fair value of warrants													$ 280,996
Publisher Partner Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																	$ 2.08
Warrant to purchase common stock																	150,000			2,000,000				5,000,000
AllHipHop Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																	$ 0.65
Warrant to purchase common stock																	125,000
ABG Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase common stock							21,989,844
Warrant expiration term							10 years
Warrants description							(1) 40% of the Forty-Two Cents Warrants and 40% of the Eighty-Four Cents Warrants vest in equal monthly increments over a period of two years beginning on the one year anniversary of the date of issuance of the warrants (any unvested portion of such warrants to be forfeited by ABG upon certain terminations by the Company of the Sports Illustrated Licensing Agreement); (2) 60% of the Forty-Two Cents Warrants and 60% of the Eighty-Four Cents Warrants vest based on the achievement of certain performance goals for the licensed brands in calendar years 2020, 2021, 2022, or 2023; (3) under certain circumstances the Company may require ABG to exercise all (and not less than all) of the warrants, in which case all of the warrants will be vested; (4) all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG or upon a change of control of the Company; and (5) ABG has the right to participate, on a pro-rata basis (including vested and unvested warrants, exercised or unexercised), in any future equity issuance of the Company (subject to customary exceptions).
Forty-Two Cents Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price							$ 0.42
Eighty-Four Cents Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price							$ 0.84
Board of Directors [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period, shares			562,500					833,333
Investor [Member] | B. Riley Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																			$ 1.00
Warrant to purchase common stock																			875,000
Securities Purchase Agreements [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares sold	7,142,857	21,435,718
Sale of Stock, Price Per Share	$ 0.70	$ 0.70
Proceeds from Issuance of Private Placement	$ 5,000,000	$ 15,005,000
Legal Fees		167,244
Securities Purchase Agreements [Member] | B.Riley [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance of Private Placement		19,837,757
Legal Fees		$ 100,000
Security Purchase Agreement [Member] | Strome Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																						$ 0.50
Warrant to purchase common stock																						1,500,000